SCHEDULE OF OPERATING SEGMENTS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Total	$ 2,860	$ 1,430	$ 7,468	$ 2,876
Segment loss	4,738	3,370	8,768	6,088
Loss on revaluation of warrant liability	2,749		2,344
Finance expense, net	(65)	(5)	153	(7)
Tax expenses
Loss	7,422	3,365	11,265	6,097
Loss on sale of fixed asset				16
External [member]
IfrsStatementLineItems [Line Items]
Total	3,141	1,430	7,749	2,876
Intersegment [member]
IfrsStatementLineItems [Line Items]
Total	(281)		(281)
Precision metal parts [member]
IfrsStatementLineItems [Line Items]
Total	795	1,054	1,612	1,872
Segment loss	277	137	548	199
Precision metal parts [member] | External [member]
IfrsStatementLineItems [Line Items]
Total	795	1,054	1,612	1,872
Precision metal parts [member] | Intersegment [member]
IfrsStatementLineItems [Line Items]
Total
Advanced engineering [member]
IfrsStatementLineItems [Line Items]
Total	491	376	1,155	797
Segment loss	122	210	(56)	492
Advanced engineering [member] | External [member]
IfrsStatementLineItems [Line Items]
Total	772	376	1,436	797
Advanced engineering [member] | Intersegment [member]
IfrsStatementLineItems [Line Items]
Total	(281)		(281)
SmartCarts [member]
IfrsStatementLineItems [Line Items]
Total	1,575		4,701	207
Segment loss	4,339	3,023	8,276	5,397
SmartCarts [member] | External [member]
IfrsStatementLineItems [Line Items]
Total	1,575		4,701	207
SmartCarts [member] | Intersegment [member]
IfrsStatementLineItems [Line Items]
Total